Portfolio of Investments – as of December 31, 2024 (Unaudited)
Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 75.7% of Net Assets

Non-Convertible Bonds — 72.0%
	ABS Car Loan — 0.4%
$802,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	$798,124
410,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	405,367
		1,203,491
	ABS Other — 0.0%
109,562	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D, 3.170%, 11/20/2037(a)	106,007
	Aerospace & Defense — 1.2%
130,000	Boeing Co., 5.705%, 5/01/2040	123,679
30,000	Boeing Co., 5.930%, 5/01/2060	27,759
230,000	Boeing Co., 6.388%, 5/01/2031	240,470
95,000	Boeing Co., 6.528%, 5/01/2034	99,523
510,000	Boeing Co., 6.858%, 5/01/2054	542,052
175,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	165,946
295,000	Spirit AeroSystems, Inc., 9.750%, 11/15/2030(a)	326,449
645,000	TransDigm, Inc., 4.625%, 1/15/2029	603,796
1,590,000	TransDigm, Inc., 6.750%, 8/15/2028(a)	1,605,550
		3,735,224
	Automotive — 0.8%
1,000,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(b)	958,509
220,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	211,625
820,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	821,771
325,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	308,179
280,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	274,834
		2,574,918
	Banking — 1.1%
1,930,000	Synchrony Financial, 7.250%, 2/02/2033	1,992,288
1,565,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	1,511,163
		3,503,451
	Brokerage — 0.2%
730,000	Focus Financial Partners LLC, 6.750%, 9/15/2031(a)	725,357
	Building Materials — 0.5%
825,000	Camelot Return Merger Sub, Inc., 8.750%, 8/01/2028(a)	790,559
840,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(b)	822,875
		1,613,434
	Cable Satellite — 11.2%
3,845,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031(a)	3,349,226
960,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	778,838
15,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032	12,902
605,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 6/01/2033(a)	509,040
2,520,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030(a)	2,301,179
800,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029, 144A(a)	764,345
Principal Amount (‡)	Description	Value (†)

	Cable Satellite — continued
$1,735,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.375%, 9/01/2029(a)	$1,720,168
400,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	280,565
200,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	144,006
1,570,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	820,251
220,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	189,796
5,710,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	3,248,203
425,000	CSC Holdings LLC, 6.500%, 2/01/2029(a)	356,783
3,075,000	CSC Holdings LLC, 11.250%, 5/15/2028(a)	3,034,757
1,665,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	1,638,428
3,295,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/2027(a)	3,210,314
1,680,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	1,527,038
960,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	820,795
2,765,000	DISH DBS Corp., 7.750%, 7/01/2026	2,325,789
305,000	DISH Network Corp., 11.750%, 11/15/2027(a)	323,053
4,619,111	EchoStar Corp., 10.750%, 11/30/2029	4,966,863
3,689,136	EchoStar Corp., 6.750% PIK or 6.750% Cash, 11/30/2030(c)	3,345,858
		35,668,197
	Chemicals — 2.2%
695,000	Ashland, Inc., 3.375%, 9/01/2031(a)	592,715
480,000	Chemours Co., 4.625%, 11/15/2029(a)	417,036
1,160,000	Chemours Co., 5.750%, 11/15/2028(a)	1,077,565
4,738,000	Hercules LLC, 6.500%, 6/30/2029	4,752,119
		6,839,435
	Construction Machinery — 0.6%
1,780,000	United Rentals North America, Inc., 3.875%, 2/15/2031	1,590,147
205,000	United Rentals North America, Inc., 4.000%, 7/15/2030	186,616
		1,776,763
	Consumer Cyclical Services — 0.5%
610,000	Arches Buyer, Inc., 4.250%, 6/01/2028(a)	560,246
995,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	900,469
		1,460,715
	Consumer Products — 0.1%
431,000	Newell Brands, Inc., 5.700%, 4/01/2026	430,816
	Diversified Manufacturing — 1.2%
765,000	Esab Corp., 6.250%, 4/15/2029(a)	774,516
1,195,000	Resideo Funding, Inc., 4.000%, 9/01/2029(a)	1,082,455
1,865,000	Resideo Funding, Inc., 6.500%, 7/15/2032(a)	1,867,326
		3,724,297
	Electric — 0.5%
589,000	NRG Energy, Inc., 3.875%, 2/15/2032(a)	514,414
625,000	NRG Energy, Inc., 6.000%, 2/01/2033(a)	607,016
290,000	Talen Energy Supply LLC, 8.625%, 6/01/2030(a)	309,053
		1,430,483
	Environmental — 0.5%
35,000	Clean Harbors, Inc., 5.125%, 7/15/2029(a)	33,597
605,000	Clean Harbors, Inc., 6.375%, 2/01/2031(a)	609,102
935,000	GFL Environmental, Inc., 6.750%, 1/15/2031(a)	960,110
		1,602,809
	Finance Companies — 1.8%
1,000,000	AGFC Capital Trust I, 3 mo. USD SOFR + 2.012%, 6.668%, 1/15/2067(a)(d)	701,380
145,000	Freedom Mortgage Corp., 7.625%, 5/01/2026(a)	145,353

Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$1,090,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(a)	$1,123,867
1,085,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(a)	1,119,657
955,000	GGAM Finance Ltd., 5.875%, 3/15/2030(a)	936,769
565,000	GGAM Finance Ltd., 6.875%, 4/15/2029(a)	572,116
1,230,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	1,071,695
		5,670,837
	Financial Other — 0.3%
134,868	Add Hero Holdings Ltd., Series IAI, 8.500% PIK or 7.500% Cash, 9/30/2029(c)	11,522
104,242	Add Hero Holdings Ltd., Series IAI, 9.000% PIK or 8.000% Cash, 9/30/2030(c)	1,824
136,556	Add Hero Holdings Ltd., Series IAI, 9.800% PIK or 8.800% Cash, 9/30/2031(c)	2,048
200,000	Agile Group Holdings Ltd., 5.500%, 4/21/2025(e)	19,354
400,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025(e)	38,732
200,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(e)	9,150
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(e)	10,500
280,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(e)	13,300
535,665	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(f)	24,855
283,247	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(f)	9,914
62,868	CFLD Cayman Investment Ltd., Zero Coupon, 0.000%–28.181%, 1/31/2031(a)(g)	1,631
76,371	China Aoyuan Group Ltd., Series IAI, 5.500% PIK or 0.000% Cash, 9/30/2031(c)	1,243
197,246	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 0.000%–15.995%(b)(d)(g)	1,039
405,000	China Evergrande Group, 8.750%, 6/28/2025(e)	7,331
200,000	China Evergrande Group, 9.500%, 4/11/2022(e)	3,510
700,000	Easy Tactic Ltd., 7.500% PIK or 6.500% Cash, 7/11/2027(c)(e)	22,694
200,000	Fantasia Holdings Group Co. Ltd., 11.875%, 6/01/2023(e)	5,000
425,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	354,994
400,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(e)	24,500
200,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(e)	11,554
800,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(e)	47,976
610,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(e)	35,447
200,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(e)	11,962
210,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026(e)	18,703
205,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(e)	14,221
260,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022(e)	18,065
200,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(e)	14,000
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(e)	13,120
81,024	Sunac China Holdings Ltd., 6.000% PIK or 5.000% Cash, 9/30/2026(a)(c)	11,335
81,221	Sunac China Holdings Ltd., 6.250% PIK or 5.250% Cash, 9/30/2027(a)(c)	11,364
162,837	Sunac China Holdings Ltd., 6.500% PIK or 5.500% Cash, 9/30/2027(a)(c)	21,516
244,849	Sunac China Holdings Ltd., 6.750% PIK or 5.750% Cash, 9/30/2028(a)(c)	30,618
245,441	Sunac China Holdings Ltd., 7.000% PIK or 6.000% Cash, 9/30/2029(a)(c)	28,440
115,579	Sunac China Holdings Ltd., 7.250% PIK or 6.250% Cash, 9/30/2030(a)(c)	12,945
200,000	Times China Holdings Ltd., 5.750%, 1/14/2027(e)	7,510
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$405,000	Times China Holdings Ltd., 6.200%, 3/22/2026(e)	$15,208
920,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(e)	68,347
200,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(e)	14,016
205,000	Yuzhou Group Holdings Co. Ltd., 7.850%, 8/12/2026(e)	14,366
295,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(e)	2,841
		986,695
	Food & Beverage — 2.2%
425,000	HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/01/2029(a)	297,500
2,100,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(a)	1,900,168
2,370,000	Performance Food Group, Inc., 4.250%, 8/01/2029(a)	2,198,964
305,000	Performance Food Group, Inc., 6.125%, 9/15/2032(a)	304,986
1,100,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	985,427
35,000	Post Holdings, Inc., 5.500%, 12/15/2029(a)	33,866
1,355,000	Post Holdings, Inc., 6.250%, 2/15/2032(a)	1,345,610
		7,066,521
	Gaming — 2.0%
2,005,000	Genting New York LLC/GENNY Capital, Inc., 7.250%, 10/01/2029(a)	2,065,861
150,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(a)	154,443
1,210,000	MGM China Holdings Ltd., 4.750%, 2/01/2027(a)	1,171,193
1,310,000	MGM China Holdings Ltd., 7.125%, 6/26/2031(a)	1,324,274
705,000	Wynn Macau Ltd., 5.500%, 1/15/2026(a)	697,994
1,020,000	Wynn Macau Ltd., 5.625%, 8/26/2028(a)	982,343
		6,396,108
	Government Owned - No Guarantee — 0.3%
1,135,000	Ecopetrol SA, 8.375%, 1/19/2036	1,094,637
	Health Care REITs — 0.2%
765,000	MPT Operating Partnership LP/MPT Finance Corp., 3.500%, 3/15/2031	482,032
	Health Insurance — 1.0%
1,005,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	894,681
1,690,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	1,459,420
135,000	Molina Healthcare, Inc., 4.375%, 6/15/2028	127,940
660,000	Molina Healthcare, Inc., 6.250%, 1/15/2033(a)	652,306
		3,134,347
	Healthcare — 1.5%
1,145,000	Avantor Funding, Inc., 3.875%, 11/01/2029, 144A(a)	1,046,763
215,000	CVS Health Corp., (fixed rate to 12/10/2029, variable rate thereafter), 7.000%, 3/10/2055	215,721
1,670,000	HAH Group Holding Co. LLC, 9.750%, 10/01/2031(a)	1,671,329
605,000	Hologic, Inc., 3.250%, 2/15/2029(a)	547,126
1,338,012	Radiology Partners, Inc., 3.500% PIK or 4.275% Cash, 1/31/2029(a)(h)	1,321,287
		4,802,226
	Home Construction — 0.3%
615,000	Taylor Morrison Communities, Inc., 5.125%, 8/01/2030(a)	588,509
290,000	Taylor Morrison Communities, Inc., 5.750%, 1/15/2028(a)	288,080
		876,589
	Independent Energy — 3.6%
545,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	570,749
245,000	Leviathan Bond Ltd., 6.500%, 6/30/2027	237,329

Principal Amount (‡)	Description	Value (†)

	Independent Energy — continued
$1,330,000	Matador Resources Co., 6.250%, 4/15/2033(a)	$1,288,933
535,000	Matador Resources Co., 6.500%, 4/15/2032(a)	528,942
515,000	Matador Resources Co., 6.875%, 4/15/2028(a)	522,123
975,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028(a)	989,943
1,220,000	Northern Oil & Gas, Inc., 8.750%, 6/15/2031(a)	1,259,287
1,540,000	Sanchez Energy Corp., 6.125%, 1/15/2023(e)	21,175
802,000	Saturn Oil & Gas, Inc., 9.625%, 6/15/2029(a)	779,676
1,955,000	Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.875%, 11/01/2028(a)	2,009,889
605,000	SM Energy Co., 6.500%, 7/15/2028	601,208
180,000	SM Energy Co., 6.625%, 1/15/2027	179,777
430,000	SM Energy Co., 6.750%, 9/15/2026	429,587
1,380,000	SM Energy Co., 6.750%, 8/01/2029(a)	1,366,017
610,000	SM Energy Co., 7.000%, 8/01/2032(a)	601,431
		11,386,066
	Industrial Other — 0.2%
270,000	Arcosa, Inc., 4.375%, 4/15/2029(a)	251,580
495,000	Arcosa, Inc., 6.875%, 8/15/2032(a)	502,967
		754,547
	Leisure — 0.6%
1,765,000	Carnival Corp., 5.750%, 3/01/2027(a)	1,761,107
	Life Insurance — 0.7%
2,040,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/01/2029(a)	2,067,576
	Lodging — 2.0%
1,835,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(a)	1,594,022
850,000	Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033(a)	836,374
1,580,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(a)	1,585,134
790,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	737,429
345,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	322,216
1,435,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	1,331,676
		6,406,851
	Media Entertainment — 0.8%
412,000	iHeartCommunications, Inc., 7.000%, 1/15/2031(a)	304,143
470,250	iHeartCommunications, Inc., 9.125%, 5/01/2029(a)	409,117
1,975,000	Paramount Global, (fixed rate to 3/30/2027, variable rate thereafter), 6.375%, 3/30/2062	1,909,001
		2,622,261
	Metals & Mining — 3.1%
830,000	Cleveland-Cliffs, Inc., 6.875%, 11/01/2029(a)	821,119
1,605,000	Cleveland-Cliffs, Inc., 7.375%, 5/01/2033(a)	1,576,434
15,000	Commercial Metals Co., 3.875%, 2/15/2031	13,253
1,370,000	Commercial Metals Co., 4.125%, 1/15/2030	1,259,179
1,075,000	Commercial Metals Co., 4.375%, 3/15/2032	962,731
1,580,000	First Quantum Minerals Ltd., 9.375%, 3/01/2029(a)	1,680,251
1,075,000	GrafTech Finance, Inc., 4.625%, 12/23/2029(a)	886,585
460,000	GrafTech Global Enterprises, Inc., 9.875%, 12/23/2029(a)	434,700
2,070,000	Mineral Resources Ltd., 9.250%, 10/01/2028(a)	2,171,783
		9,806,035
	Midstream — 6.1%
1,990,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(a)	1,900,704
Principal Amount (‡)	Description	Value (†)

	Midstream — continued
$250,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.500%, 12/15/2033(a)	$262,834
1,535,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/2029(a)	1,587,093
2,515,000	Enterprise Products Operating LLC, Series E, (fixed rate to 8/16/2027, variable rate thereafter), 5.250%, 8/16/2077	2,457,442
167,000	EQM Midstream Partners LP, 4.500%, 1/15/2029(a)	158,974
770,000	EQM Midstream Partners LP, 4.750%, 1/15/2031(a)	724,131
1,230,000	EQM Midstream Partners LP, 7.500%, 6/01/2027(a)	1,254,233
210,000	EQM Midstream Partners LP, 7.500%, 6/01/2030(a)	223,394
350,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	322,672
1,550,000	Hess Midstream Operations LP, 5.125%, 6/15/2028(a)	1,507,617
140,000	Hess Midstream Operations LP, 5.625%, 2/15/2026(a)	139,541
1,020,000	Hess Midstream Operations LP, 6.500%, 6/01/2029(a)	1,030,085
1,345,000	Kinetik Holdings LP, 5.875%, 6/15/2030(a)	1,323,889
890,000	Kinetik Holdings LP, 6.625%, 12/15/2028(a)	910,478
680,000	New Fortress Energy, Inc., 6.500%, 9/30/2026(a)	654,348
1,130,000	Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029(a)	1,038,151
1,020,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	876,305
320,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	286,569
2,630,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(a)(b)	2,749,781
		19,408,241
	Non-Agency Commercial Mortgage-Backed Securities — 1.3%
800,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.758%, 5/10/2047(a)(d)	680,348
165,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037(a)	90,842
205,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.150%, 8/10/2044(a)(d)	159,135
1,830,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.150%, 8/10/2044(a)(d)	1,003,214
425,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.573%, 6/10/2047(a)(d)	134,937
409,646	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class C, 4.039%, 8/15/2046(d)	377,115
1,135,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.077%, 8/15/2046(d)	693,289
475,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.282%, 10/15/2030(a)(d)	311,815
190,252	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 7.750%, 11/15/2027(a)(d)	119,752
39,132	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class B, 4.322%, 8/15/2050	37,446
545,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class C, 4.458%, 8/15/2050	330,766
215,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.310%, 12/15/2045(d)	176,659
185,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class C, 4.186%, 8/15/2046(d)	148,370
		4,263,688

Principal Amount (‡)	Description	Value (†)

	Office REITs — 0.1%
$380,000	Hudson Pacific Properties LP, 3.950%, 11/01/2027	$329,807
	Oil Field Services — 0.9%
190,000	Oceaneering International, Inc., 6.000%, 2/01/2028	187,410
170,000	Oceaneering International, Inc., 6.000%, 2/01/2028	167,682
367,615	Transocean Aquila Ltd., 8.000%, 9/30/2028(a)	375,854
897,000	Transocean Poseidon Ltd., 6.875%, 2/01/2027(a)	895,433
380,000	Transocean Titan Financing Ltd., 8.375%, 2/01/2028(a)	387,743
703,000	Transocean, Inc., 8.000%, 2/01/2027(a)	701,673
9,000	Transocean, Inc., 8.000%, 2/01/2027	8,983
		2,724,778
	Other REITs — 0.6%
1,125,000	Service Properties Trust, 4.750%, 10/01/2026	1,063,092
875,000	Service Properties Trust, 8.625%, 11/15/2031(a)	910,514
		1,973,606
	Packaging — 0.4%
437,917	ARD Finance SA, 7.250% PIK or 6.500% Cash, 6/30/2027(i)	61,309
1,475,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.250%, 9/01/2028(a)	1,319,646
		1,380,955
	Pharmaceuticals — 2.8%
2,060,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	1,648,000
730,000	Bausch Health Cos., Inc., 6.125%, 2/01/2027(a)	662,475
510,000	Cheplapharm Arzneimittel GmbH, 5.500%, 1/15/2028(a)	467,803
770,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	771,518
245,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	292,403
200,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	251,698
5,915,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	4,252,291
515,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	575,594
		8,921,782
	Property & Casualty Insurance — 4.9%
1,810,000	Acrisure LLC/Acrisure Finance, Inc., 7.500%, 11/06/2030(a)	1,863,784
2,470,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.500%, 10/01/2031(a)	2,445,605
495,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.750%, 10/15/2027(a)	490,907
1,095,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(a)	1,099,277
2,555,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	2,631,142
810,000	Ardonagh Group Finance Ltd., 8.875%, 2/15/2032(a)	841,580
2,725,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/2031(a)	2,781,072
935,000	Liberty Mutual Group, Inc., 4.300%, 2/01/2061(a)	579,195
1,920,000	MBIA Insurance Corp., 3 mo. USD SOFR + 11.522%, 16.178%, 1/15/2033(a)(d)(f)	60,000
1,065,000	Panther Escrow Issuer LLC, 7.125%, 6/01/2031(a)	1,075,644
1,635,000	Ryan Specialty LLC, 5.875%, 8/01/2032(a)	1,617,739
		15,485,945
Principal Amount (‡)	Description	Value (†)

	Refining — 0.4%
$270,000	CVR Energy, Inc., 5.750%, 2/15/2028(a)	$248,798
1,195,000	CVR Energy, Inc., 8.500%, 1/15/2029(a)	1,146,231
		1,395,029
	Restaurants — 1.8%
245,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029(a)	224,518
265,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(a)	250,602
925,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	827,263
1,815,000	1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/2028(a)	1,733,713
320,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(a)	315,207
1,555,000	1011778 BC ULC/New Red Finance, Inc., 6.125%, 6/15/2029(a)	1,560,712
1,015,000	Yum! Brands, Inc., 3.625%, 3/15/2031	897,317
		5,809,332
	Retailers — 2.7%
2,230,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(a)	2,062,126
935,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	951,510
215,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031, 144A(a)	189,500
885,000	Parkland Corp., 4.500%, 10/01/2029(a)	820,827
500,000	Parkland Corp., 4.625%, 5/01/2030(a)	458,953
700,000	Parkland Corp., 5.875%, 7/15/2027(a)	693,330
540,000	Parkland Corp., 6.625%, 8/15/2032(a)	534,385
1,485,000	Rakuten Group, Inc., 11.250%, 2/15/2027(a)	1,618,693
1,140,000	Saks Global Enterprises LLC, 11.000%, 12/15/2029(a)	1,096,446
		8,425,770
	Technology — 6.9%
610,000	Block, Inc., 3.500%, 6/01/2031	537,093
2,410,000	Block, Inc., 6.500%, 5/15/2032(a)	2,433,265
500,000	CommScope LLC, 4.750%, 9/01/2029(a)	445,336
365,000	CommScope LLC, 6.000%, 3/01/2026(a)	363,175
1,390,000	CommScope Technologies LLC, 5.000%, 3/15/2027	1,240,102
360,000	Entegris, Inc., 4.375%, 4/15/2028(a)	343,980
390,000	Entegris, Inc., 5.950%, 6/15/2030(a)	386,818
608,996	GoTo Group, Inc., 5.500%, 5/01/2028(a)	519,169
1,085,000	Iron Mountain, Inc., 4.500%, 2/15/2031(a)	991,918
940,000	Iron Mountain, Inc., 5.250%, 3/15/2028(a)	919,516
405,000	Iron Mountain, Inc., 5.250%, 7/15/2030(a)	386,597
1,770,000	Iron Mountain, Inc., 6.250%, 1/15/2033(a)	1,762,931
265,000	NCR Voyix Corp., 5.125%, 4/15/2029(a)	253,539
1,795,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029(a)	1,669,572
1,170,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(a)	1,061,044
718,000	Sabre GLBL, Inc., 10.750%, 11/15/2029(a)	740,719
132,000	Sabre Global, Inc., 8.625%, 6/01/2027(a)	130,183
400,000	Seagate HDD Cayman, 4.091%, 6/01/2029	373,056
510,000	Seagate HDD Cayman, 8.250%, 12/15/2029	543,401
30,600	Seagate HDD Cayman, 9.625%, 12/01/2032	34,481
590,000	Sensata Technologies BV, 4.000%, 4/15/2029(a)	541,412
1,505,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	1,315,728
335,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	306,872
1,170,000	Sensata Technologies, Inc., 6.625%, 7/15/2032(a)	1,168,738
2,465,000	Zebra Technologies Corp., 6.500%, 6/01/2032(a)	2,500,512
1,190,000	Ziff Davis, Inc., 4.625%, 10/15/2030(a)	1,089,244
		22,058,401

Principal Amount (‡)	Description	Value (†)

	Wireless — 0.7%
$665,000	Altice France Holding SA, 10.500%, 5/15/2027(a)	$193,083
1,890,000	Altice France SA, 8.125%, 2/01/2027(a)	1,532,225
675,000	SoftBank Group Corp., 4.625%, 7/06/2028	643,160
		2,368,468
	Wirelines — 0.8%
1,670,000	Level 3 Financing, Inc., 4.250%, 7/01/2028(a)	1,501,096
1,014,000	Optics Bidco SpA, Series 2033, 6.375%, 11/15/2033(a)	1,016,079
		2,517,175
	Total Non-Convertible Bonds (Identified Cost $241,531,633)	228,772,809

Convertible Bonds — 3.7%
	Cable Satellite — 1.0%
3,037,498	EchoStar Corp., 3.875% PIK or 3.875% Cash, 11/30/2030(c)	3,187,199
	Consumer Cyclical Services — 0.4%
102,000	Booking Holdings, Inc., 0.750%, 5/01/2025	269,146
879,000	Uber Technologies, Inc., 0.875%, 12/01/2028	966,900
		1,236,046
	Diversified Manufacturing — 0.0%
53,000	Itron, Inc., 1.375%, 7/15/2030(a)	55,783
	Electric — 0.4%
234,000	Evergy, Inc., 4.500%, 12/15/2027	254,007
395,000	FirstEnergy Corp., 4.000%, 5/01/2026	396,382
101,000	NRG Energy, Inc., 2.750%, 6/01/2048	221,594
265,000	PG&E Corp., 4.250%, 12/01/2027	287,393
224,000	Pinnacle West Capital Corp., 4.750%, 6/15/2027(a)	234,752
		1,394,128
	Financial Other — 0.0%
17,628	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 0.000%–34.161%, 9/30/2028(g)	236
	Food & Beverage — 0.0%
64,000	Post Holdings, Inc., 2.500%, 8/15/2027	74,976
	Healthcare — 0.0%
101,000	Merit Medical Systems, Inc., 3.000%, 2/01/2029(a)	127,420
	Independent Energy — 0.1%
59,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029	69,060
49,000	Permian Resources Operating LLC, 3.250%, 4/01/2028	123,266
		192,326
	Leisure — 0.2%
136,000	Carnival Corp., 5.750%, 12/01/2027	273,632
236,000	NCL Corp. Ltd., 1.125%, 2/15/2027	244,260
		517,892
	Media Entertainment — 0.1%
115,000	Liberty Media Corp.-Liberty Formula One, 2.250%, 8/15/2027	140,357
65,000	Sea Ltd., 2.375%, 12/01/2025	82,258
		222,615
	Midstream — 0.0%
74,000	UGI Corp., 5.000%, 6/01/2028(a)	84,027
	Pharmaceuticals — 0.1%
330,000	Jazz Investments I Ltd., 3.125%, 9/15/2030(a)	355,080
Principal Amount (‡)	Description	Value (†)

	Retailers — 0.0%
$33,000	Freshpet, Inc., 3.000%, 4/01/2028	$72,963
	Technology — 1.4%
332,000	Akamai Technologies, Inc., 1.125%, 2/15/2029	323,716
282,000	Bentley Systems, Inc., 0.375%, 7/01/2027	253,941
72,000	BlackLine, Inc., 1.000%, 6/01/2029(a)	78,077
439,000	Datadog, Inc., Zero Coupon, 0.000%, 12/01/2029(a)(j)	422,318
281,000	Dropbox, Inc., Zero Coupon, 0.000%–2.131%, 3/01/2028(g)	286,796
244,000	Guidewire Software, Inc., 1.250%, 11/01/2029(a)	238,022
45,000	Insight Enterprises, Inc., 0.750%, 2/15/2025	100,727
42,000	InterDigital, Inc., 3.500%, 6/01/2027	105,520
187,000	Nutanix, Inc., 0.250%, 10/01/2027	225,896
343,000	ON Semiconductor Corp., 0.500%, 3/01/2029	322,934
58,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	212,135
233,000	Parsons Corp., 2.625%, 3/01/2029(a)	272,726
238,000	Seagate HDD Cayman, 3.500%, 6/01/2028	285,719
110,000	Snowflake, Inc., Zero Coupon, 0.000%, 10/01/2029(a)(j)	130,460
86,000	Tyler Technologies, Inc., 0.250%, 3/15/2026	103,759
48,000	Vertex, Inc., 0.750%, 5/01/2029(a)	75,889
110,000	Wolfspeed, Inc., 0.250%, 2/15/2028	50,655
1,325,000	Wolfspeed, Inc., 1.875%, 12/01/2029	549,080
236,000	Workiva, Inc., 1.250%, 8/15/2028	249,806
		4,288,176
	Total Convertible Bonds (Identified Cost $12,136,269)	11,808,867
	Total Bonds and Notes (Identified Cost $253,667,902)	240,581,676

Senior Loans — 8.5%
	Brokerage — 0.7%
949,358	Edelman Financial Center LLC, 2024 Term Loan, 1 mo. USD SOFR + 3.000%, 7.357%, 4/07/2028(d)(k)	953,906
495,013	Eisner Advisory Group LLC, 2024 Term Loan B, 1 mo. USD SOFR + 4.000%, 8.357%, 2/28/2031(d)	499,611
649,099	HighTower Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 3.500%, 8.071%, 4/21/2028(d)(k)	651,533
		2,105,050
	Chemicals — 0.2%
543,125	Chemours Co., 2023 USD Term Loan B, 1 mo. USD SOFR + 3.000%, 7.357%, 8/18/2028(d)	545,330
	Consumer Cyclical Services — 1.7%
30,796	Grant Thornton Advisors LLC, 2024 Delayed Draw Term Loan, 6/02/2031(l)	30,771
796,714	Grant Thornton Advisors LLC, 2024 Term Loan B, 6/02/2031(l)	796,060
812,685	Grant Thornton Advisors LLC, Term Loan B, 1 mo. USD SOFR + 3.250%, 7.607%, 6/02/2031(d)(k)	812,019
1,408,000	Horizon U.S. Finco LP, Term Loan B, 12/18/2031(l)	1,399,200
1,167,434	PUG LLC, 2024 Extended Term Loan B, 1 mo. USD SOFR + 4.750%, 9.107%, 3/15/2030(d)	1,167,924
45,857	Ryan LLC, Delayed Draw Term Loan, 11/14/2030(l)	45,944
518,693	Ryan LLC, Term Loan, 11/14/2030(l)	519,669
283,785	Ryan LLC, Term Loan, 1 mo. USD SOFR + 3.500%, 7.857%, 11/14/2030(d)(k)	284,318
316,278	VT Topco, Inc., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 3.000%, 7.329%, 8/09/2030(d)(k)	317,973
		5,373,878

Principal Amount (‡)	Description	Value (†)

	Electric — 0.1%
$133,178	Talen Energy Supply LLC, 2023 Term Loan B, 5/17/2030(l)	$133,548
310,984	Talen Energy Supply LLC, 2024 Incremental Term Loan B, 3 mo. USD SOFR + 2.500%, 6.849%, 12/11/2031(d)(k)	311,761
		445,309
	Financial Other — 0.2%
651,000	Dechra Pharmaceuticals Holdings Ltd., USD Term Loan B, 12/04/2031(l)	653,851
	Food & Beverage — 0.2%
693,000	Chobani LLC, 2023 Incremental Term Loan, 1 mo. USD SOFR + 3.750%, 8.107%, 10/25/2027(d)(k)	697,983
	Healthcare — 1.3%
1,635,366	Bausch & Lomb Corp., Term Loan, 1 mo. USD SOFR + 3.250%, 7.689%, 5/10/2027(d)(k)	1,640,043
67,000	Hanger, Inc., 2024 Delayed Draw Term Loan, 10/23/2031(m)	67,586
517,000	Hanger, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.857%, 10/23/2031(d)(k)	521,524
839,918	Inception Holdco SARL, 2024 USD Term Loan B, 3 mo. USD SOFR + 4.500%, 8.829%, 4/09/2031(d)(k)	845,168
817,327	IVC Acquisition Ltd., 2024 USD Term Loan B, 3 mo. USD SOFR + 4.750%, 9.079%, 12/12/2028(d)(k)	822,950
79,028	Star Parent, Inc., Term Loan B, 3 mo. USD SOFR + 4.000%, 8.329%, 9/27/2030(d)(k)	77,111
		3,974,382
	Media Entertainment — 0.2%
636,800	Planet U.S. Buyer LLC, 2024 Term Loan B, 3 mo. USD SOFR + 3.000%, 7.521%, 2/07/2031(d)	641,576
	Metals & Mining — 0.3%
384,573	GrafTech Finance, Inc., 2024 Delayed Draw Term Loan, 11/11/2029(l)	384,573
673,004	GrafTech Finance, Inc., 2024 Term Loan, 11/11/2029(l)	673,004
		1,057,577
	Property & Casualty Insurance — 1.4%
1,850,077	Acrisure LLC, 2024 1st Lien Term Loan B6, 11/06/2030(l)	1,849,504
1,609,965	Amynta Agency Borrower, Inc., 2024 1st Lien Term Loan B, 12/06/2031(l)	1,608,758
827,577	Asurion LLC, 2023 Term Loan B11, 1 mo. USD SOFR + 4.250%, 8.707%, 8/19/2028(d)(k)	827,577
217,858	Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 4.750%, 9.079%, 5/06/2032(d)(k)	222,533
		4,508,372
	Technology — 2.2%
1,943,422	CommScope, Inc., 2024 Term Loan, 1 mo. USD SOFR + 5.500%, 9.857%, 12/17/2029(d)(k)	1,964,080
2,183,084	First Advantage Holdings LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 7.607%, 10/31/2031(d)(k)	2,204,239
1,630,044	Fortress Intermediate 3, Inc., Term Loan B, 1 mo. USD SOFR + 3.500%, 7.857%, 6/27/2031(d)(k)	1,633,108
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$342,138	GoTo Group, Inc., 2024 First Out Term Loan, 4/28/2028(l)	$310,918
560,000	Project Alpha Intermediate Holding, Inc., 2024 Add-on Term Loan B, 10/28/2030(l)	563,237
196,000	UKG, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 3.000%, 7.329%, 2/10/2031(d)(k)	197,242
		6,872,824
	Total Senior Loans (Identified Cost $26,690,659)	26,876,132

Shares
Common Stocks— 8.1%
	Aerospace & Defense — 0.2%
1,156	Lockheed Martin Corp.	561,747
	Air Freight & Logistics — 0.3%
6,437	United Parcel Service, Inc., Class B	811,706
	Banks — 0.2%
2,066	JPMorgan Chase & Co.	495,241
	Beverages — 0.1%
6,031	Coca-Cola Co.	375,490
	Biotechnology — 0.5%
4,966	AbbVie, Inc.	882,458
11,854	BioMarin Pharmaceutical, Inc.(f)	779,164
		1,661,622
	Capital Markets — 0.2%
259	BlackRock, Inc.	265,503
4,041	Morgan Stanley	508,035
		773,538
	Chemicals — 0.1%
582	Linde PLC	243,666
	Construction Materials — 0.2%
109,934	Cemex SAB de CV, ADR	620,028
	Consumer Staples Distribution & Retail — 0.2%
400	Costco Wholesale Corp.	366,508
2,929	Walmart, Inc.	264,635
		631,143
	Containers & Packaging — 0.1%
1,019	Packaging Corp. of America	229,407
	Electric Utilities — 0.1%
3,229	Duke Energy Corp.	347,892
	Electrical Equipment — 0.2%
5,336	Emerson Electric Co.	661,291
	Financial Services — 0.3%
1,685	Mastercard, Inc., Class A	887,270
	Ground Transportation — 0.2%
2,161	Union Pacific Corp.	492,794
	Health Care Equipment & Supplies — 0.2%
6,359	Abbott Laboratories	719,267

Shares	Description	Value (†)
	Health Care Providers & Services — 0.6%
3,394	Elevance Health, Inc.	$1,252,047
1,525	UnitedHealth Group, Inc.	771,436
		2,023,483
	Hotels, Restaurants & Leisure — 0.1%
3,557	Starbucks Corp.	324,576
	Household Products — 0.3%
2,266	Colgate-Palmolive Co.	206,002
1,958	Kimberly-Clark Corp.	256,576
3,575	Procter & Gamble Co.	599,349
		1,061,927
	Interactive Media & Services — 0.3%
4,278	Alphabet, Inc., Class A	809,825
	Life Sciences Tools & Services — 0.2%
978	Thermo Fisher Scientific, Inc.	508,785
	Machinery — 0.1%
701	Deere & Co.	297,014
	Media — 0.6%
110,256	Altice USA, Inc., Class A(f)	265,717
24,894	Comcast Corp., Class A	934,272
27,529	iHeartMedia, Inc., Class A(f)	54,507
64,946	Paramount Global, Class B	679,335
		1,933,831
	Oil, Gas & Consumable Fuels — 0.4%
42,669	Battalion Oil Corp.(f)	73,391
7,370	Exxon Mobil Corp.	792,791
6,822	Williams Cos., Inc.	369,206
		1,235,388
	Pharmaceuticals — 0.9%
15,471	Bristol-Myers Squibb Co.	875,040
5,637	Johnson & Johnson	815,223
10,173	Merck & Co., Inc.	1,012,010
		2,702,273
	Real Estate Management & Development — 0.0%
49,312	China Aoyuan Group Ltd.(f)	1,359
37,187	Sunac China Holdings Ltd.(f)	10,956
		12,315
	Semiconductors & Semiconductor Equipment — 0.6%
3,561	Broadcom, Inc.	825,582
6,007	Microchip Technology, Inc.	344,501
4,906	QUALCOMM, Inc.	753,660
		1,923,743
	Software — 0.4%
1,725	Microsoft Corp.	727,088
1,862	Salesforce, Inc.	622,522
		1,349,610
	Specialized REITs — 0.1%
2,000	American Tower Corp.	366,820
	Specialty Retail — 0.1%
1,152	Home Depot, Inc.	448,117
Shares	Description	Value (†)
	Technology Hardware, Storage & Peripherals — 0.2%
2,805	Apple, Inc.	$702,428
321	IQOR US, Inc.(f)	482
		702,910
	Trading Companies & Distributors — 0.1%
4,915	Fastenal Co.	353,438
	Total Common Stocks (Identified Cost $32,530,860)	25,566,157

Principal Amount (‡)
Collateralized Loan Obligations — 1.7%
$920,000	Clover CLO LLC, Series 2021-2A, Class E, 3 mo. USD SOFR + 6.762%, 11.379%, 7/20/2034(a)(d)	927,108
730,000	NYACK Park CLO Ltd., Series 2021-1A, Class E, 3 mo. USD SOFR + 6.362%, 10.979%, 10/20/2034(a)(d)	735,932
735,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class ER, 3 mo. USD SOFR + 6.622%, 11.239%, 4/21/2034(a)(d)	735,000
1,005,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class ER2, 3 mo. USD SOFR + 5.000%, 9.511%, 1/20/2038(a)(d)	1,005,377
470,000	Palmer Square CLO Ltd., Series 2021-3A, Class E, 3 mo. USD SOFR + 6.412%, 11.068%, 1/15/2035(a)(d)	472,076
730,000	Palmer Square CLO Ltd., Series 2021-4A, Class E, 3 mo. USD SOFR + 6.312%, 10.968%, 10/15/2034(a)(d)	732,240
285,000	PPM CLO 5 Ltd., Series 2021-5A, Class E, 3 mo. USD SOFR + 6.762%, 11.394%, 10/18/2034(a)(d)	280,738
445,000	Whetstone Park CLO Ltd., Series 2021-1A, Class E, 3 mo. USD SOFR + 6.412%, 11.029%, 1/20/2035(a)(d)	447,251
	Total Collateralized Loan Obligations (Identified Cost $5,312,577)	5,335,722

Shares
Preferred Stocks — 0.5%

Convertible Preferred Stocks — 0.3%
	Aerospace & Defense — 0.3%
15,314	Boeing Co., 6.000%	932,469
	Brokerage — 0.0%
823	Apollo Global Management, Inc., 6.750%	71,527
	Electric — 0.0%
1,678	PG&E Corp., Series A, 6.000%	83,548
	Total Convertible Preferred Stocks (Identified Cost $910,544)	1,087,544

Shares	Description	Value (†)

Non-Convertible Preferred Stocks — 0.2%
	Home Construction — 0.1%
21,265	Hovnanian Enterprises, Inc., 7.625%	$375,965
	Other REITs — 0.1%
3,352	Prologis, Inc., Series Q, 8.540%	189,053
	Total Non-Convertible Preferred Stocks (Identified Cost $192,273)	565,018
	Total Preferred Stocks (Identified Cost $1,102,817)	1,652,562

Principal Amount (‡)
Short-Term Investments — 6.6%
$9,214,060	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2024 at 2.500% to be repurchased at $9,215,339 on 1/02/2025 collateralized by $9,282,000 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $9,398,434 including accrued interest(n)	9,214,060
11,940,000	U.S. Treasury Bills, 4.181%–4.231%, 3/27/2025(o)(p)(q)	11,823,273
	Total Short-Term Investments (Identified Cost $21,034,993)	21,037,333
	Total Investments — 101.1% (Identified Cost $340,339,808)	321,049,582
	Other assets less liabilities — (1.1)%	(3,404,873)
	Net Assets — 100.0%	$317,644,709

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the value of Rule 144A holdings amounted to
$188,998,822 or 59.5% of net assets.

(b)	Perpetual bond with no specified maturity date.
(c)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. No payments were received during the period.
(d)
Variable rate security. Rate as of December 31, 2024 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Non-income producing security.
(g)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(h)
Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended December 31, 2024, interest payments were made in cash and principal.

(i)
Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended December 31, 2024, interest payments were made in principal.

(j)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(k)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 2.50%, to which the spread is added.

(l)	Position is unsettled. Contract rate was not determined at December 31, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(m)
Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

(n)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of December 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(o)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(p)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(q)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

EUR	Euro
Forward Foreign Currency Contracts
The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund's or counterparty's net obligations under the contracts.
At December 31, 2024, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	3/19/2025	EUR	S	445,000	$470,341	$462,487	$7,854

At December 31, 2024, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	3/31/2025	287	$59,034,466	$59,009,891	$(24,575)
CBOT 5 Year U.S. Treasury Notes Futures	3/31/2025	98	10,467,558	10,417,859	(49,699)
Total					$(74,274)

At December 31, 2024, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	3/20/2025	5	$596,553	$569,219	$27,334
CBOT Ultra Long-Term U.S. Treasury Bond Futures	3/20/2025	10	1,226,937	1,189,062	37,875
Ultra 10 Year U.S. Treasury Notes Futures	3/20/2025	9	1,015,537	1,001,812	13,725
Total					$78,934
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes	$ —	$240,581,676	$ —	$240,581,676
Senior Loans(a)	—	26,876,132	—	26,876,132
Common Stocks
Real Estate Management & Development	—	12,315	—	12,315
Technology Hardware, Storage & Peripherals	702,428	482	—	702,910
All Other Common Stocks(a)	24,850,932	—	—	24,850,932
Total Common Stocks	25,553,360	12,797	—	25,566,157
Collateralized Loan Obligations	—	5,335,722	—	5,335,722
Preferred Stocks
Convertible Preferred Stocks(a)	1,087,544	—	—	1,087,544
Non-Convertible Preferred Stocks
Home Construction	375,965	—	—	375,965
Other REITs	—	189,053	—	189,053
Total Non-Convertible Preferred Stocks	375,965	189,053	—	565,018
Total Preferred Stocks	1,463,509	189,053	—	1,652,562
Short-Term Investments	—	21,037,333	—	21,037,333
Total Investments	27,016,869	294,032,713	—	321,049,582
Forward Foreign Currency Contracts (unrealized appreciation)	—	7,854	—	7,854
Futures Contracts (unrealized appreciation)	78,934	—	—	78,934
Total	$27,095,803	$294,040,567	$ —	$321,136,370

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(74,274)	$ —	$ —	$(74,274)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include forward foreign currency contracts and futures contracts.
The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. As of December 31, 2024, the Fund engaged in forward foreign currency contracts for hedging purposes and to gain exposure to foreign currencies.
The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of December 31, 2024, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2024:
Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$7,854	$ —	$7,854
Exchange-traded asset derivatives
Interest rate contracts	—	78,934	78,934
Total asset derivatives	$7,854	$78,934	$86,788

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(74,274)
The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.
OTC derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of December 31, 2024, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.
Counterparty risk is managed based on policies and procedures established by the Fund's adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund's aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange's clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker's customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker's customers, potentially resulting in losses to the Fund.

Industry Summary at December 31, 2024 (Unaudited)
Cable Satellite	12.2%
Technology	10.5
Property & Casualty Insurance	6.3
Midstream	6.1
Pharmaceuticals	3.8
Independent Energy	3.7
Metals & Mining	3.4
Healthcare	2.8
Retailers	2.7
Consumer Cyclical Services	2.6
Chemicals	2.5
Food & Beverage	2.4
Gaming	2.0
Lodging	2.0
Other Investments, less than 2% each	29.8
Collateralized Loan Obligations	1.7
Short-Term Investments	6.6
Total Investments	101.1
Other assets less liabilities (including forward foreign currency and futures contracts)	(1.1)
Net Assets	100.0%